Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2020
Operations and Reorganization [Abstract]
Schedule of subsidiaries and variable interest entities
As of December 31, 2020, the Company’s major subsidiaries and consolidated VIE are as follows:

	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries
Youdao (Hong Kong) Limited	Hong Kong, China, 2016	100%	Holding company
NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China, 2006	100%	Providing sales of smart devices and solutions, technical support to the VIEs
NetEase Langsheng (Beijing) Technology Development Co., Ltd. (“NetEase Langsheng”)	Beijing, China, 2017	85%	Providing consulting services
NetEase Youdao Information Technology (Hangzhou) Co., Ltd. (“Youdao Hangzhou”)	Hangzhou, China, 2019	100%	Providing technical support to the VIEs
VIE
Beijing NetEase Youdao Computer System Co., Ltd. (“Youdao Computer”)	Beijing, China, 2007	100%	Providing online learning services as well as online marketing services

Schedule of variable interest entities
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs taken as a whole, which were included in the Group’s consolidated financial statements:

	As of December 31,
	2019	2020
	RMB	RMB
Assets
Cash and cash equivalents	4,683	7,691
Short-term investments	116,125	10,354
Accounts receivable, net	145,570	145,212
Inventories, net	27,340	54,545
Amounts due from NetEase Group and Youdao Group	249,589	1,243,125
Prepayment and other current assets	56,228	69,610

Total current assets	599,535	1,530,537

Property and equipment, net	—	148
Operating lease right-of-use assets, net	—	988
Other assets, net	7,302	45,496

Total non-current assets	7,302	46,632

Total assets	606,837	1,577,169

Liabilities
Accounts payables	50,189	62,438
Payroll payable	10,140	6,863
Amounts due to NetEase Group and Youdao Group	41,667	26,728
Contract liabilities	434,114	1,388,567
Taxes payable	15,290	394
Accrued liabilities and other payables	22,519	35,244

Total liabilities	573,919	1,520,234

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	606,334	997,736	2,434,223
Net income	13,891	3,173	24,212

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	48,263	50,978	(62,502)
Net cash (used in)/provided by investing activities	(50,000)	(67,118)	65,510
Net cash provided by financing activities	—	10,000	—

Net (decrease)/increase in cash and cash equivalents	(1,737)	(6,140)	3,008